Note 1 - Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

1.	Description of the Plan

The following brief description of the H.B. Fuller Company 401(k) & Retirement Plan (“the Plan”) is provided for general information purposes only. Participants should refer to the plan document for more complete information regarding the Plan’s definitions, benefits, eligibility, and other matters.

General

The Plan is a contributory defined contribution plan covering all eligible U.S. employees of H.B. Fuller Company and participating employers (“the Employer,” “Plan Administrator” and “Plan Sponsor”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Trustee

The trustee for the Plan is Empower Trust Company, LLC, (“the Trustee”).

Divestiture and Transfer Into Plan from Plan Merger

On December 2, 2024, the Company completed the sale of certain assets of its North American Flooring business. Approximately 175 participants, who were a part of the Company’s North American Flooring business, voluntarily elected to roll their balances out of the Plan and transfer their balances to their new plan. As a result, balances totaling $17,790,158 were transferred from the Plan’s Trust in March 2025 which is recorded in participant distributions and withdrawals in the Statement of Changes in Net Assets Available for Benefits.

Effective December 31, 2024, the Royal Holdings, Inc. Collective Bargaining Unit 401(k) Savings Plan and Trust (“Royal Plan”) was merged into the H.B. Fuller Company 401(k) & Retirement Plan as amended and as approved by the Director of Global Benefits. As a result, assets totaling $4,400,439 were transferred from the Royal Plan's Trust into the Plan’s Trust on December 31, 2024 and participant loans totaling $321,892 were transferred into the Plan's Trust on January 2, 2025. The Royal Plan was a defined contribution plan covering eligible union employees of Royal Holdings Inc. (“Royal”) which was acquired by the H.B. Fuller Company on October 20, 2017.

Eligibility and Contributions

All regular full-time and part-time employees on the U.S. Payroll may begin contributing to the Plan as soon as administratively practicable after their date of hire and will be automatically enrolled unless elected otherwise. The automatic contribution of 4 percent of eligible earnings will be taken out of the employee’s pay and begins as soon as administratively feasible following 30 days of employment and will be invested in the default investment fund used in the Plan, unless the employee opts out or elects a different percentage. An employee may make contributions equal to 1 percent of pre-tax or after-tax (Roth contribution) compensation up to a maximum of 75 percent subject to a statutory maximum of $23,500 for 2025. Participants are subject to an automatic deferral percentage increase of 1 percent if their deferral percentage is less than 10 percent of eligible earnings as long as the participant has not made a change to their deferral percentage in the last 180 days. Participants who are age 50 or older at any time during the current Plan year, may contribute an additional pre-tax and/or after-tax (Roth contribution) amount to the Plan. The additional amount these participants may contribute during 2025 is $7,500 for ages 50 through 59 as well as age 64 and above and $11,250 for ages 60 through 63. Participants may also contribute amounts representing rollover distributions from other qualified retirement plans.

Beginning April 1, 2025, participants can now also contribute Non-Roth after-tax contributions. Highly Compensated Employees may only contribute up to 3 percent in Non-Roth after-tax contributions; all others may contribute up to the maximum annual IRS limits.

The Employer makes Safe Harbor Matching Contributions (“matching contributions”) to employees’ accounts by matching 100 percent of an employee’s contributions, up to 4 percent of the employee’s eligible compensation, to be allocated according to the employee’s elections. All qualified employees are immediately eligible for the Employer matching contribution. A participant’s contribution and Employer’s contribution may be invested in any combination of participant-directed investment funds or H.B. Fuller Company Stock. A participant’s investment option for past and future contributions can be changed daily within restrictions. Investment income is allocated to all participants on the basis of their respective account balances at the close of each daily fund valuation.

A participant’s voluntary contribution percentage amount can be changed or suspended at any time. Employer matching contributions to the Plan cease during the suspension period.

All employees were eligible to receive non-discretionary non-elective retirement contributions of 1 percent of the employee’s eligible earnings each pay period which totaled $2,786,030 for the Plan year ended December 31, 2025.

All employees were eligible to receive an annual discretionary non-elective contribution of up to 3 percent of the employee’s eligible earnings based on H.B. Fuller Company’s earnings per share. Employees must be employed on November 30th of the plan year, and contributions are made on an annual basis during the first quarter of the plan year following the plan year to which they pertain. There was a 1 percent discretionary non-elective contribution in the amount of $2,566,547 made to the Plan for the year ended December 31, 2025 and contributed in the first quarter of 2026. This contribution is recorded in employer contributions receivable in the Statements of Net Assets Available for Benefits. There was no discretionary non-elective contribution made for the Plan year ended December 31, 2024.

Participant Accounts

Each participant’s account is credited with (a) the participant’s contribution, (b) the Employer’s matching contribution, (c) an allocation of the Plan’s investment income, (d) non-discretionary and discretionary Employer contributions and (e) rollover contributions. Allocations of the Plan’s investment income are based on account balances, as defined in the Plan document. Participant accounts are charged with an allocation of administrative expenses.

Payment of Benefits

Upon separation of service, retirement or death, a participant or beneficiary may elect to receive a lump‑sum amount equal to the value of the participant’s vested interest in his or her account as defined in the Plan document. If the participant terminates employment at the age of 55 or older, the participant may elect to receive their distribution in installment payments as defined by the Plan document. For termination of service due to disability, a participant is eligible for distribution after 12 months of permanent disability. The investment in H.B. Fuller Company Stock may be withdrawn in the form of shares of stock at the option of the Plan participant.

Vesting

Participants are immediately vested in their contributions, rollover contributions and Employer matching contributions plus actual earnings thereon. Vesting in the Company’s non-elective contributions (both non-discretionary and discretionary) plus actual earnings thereon is based on years of eligible service. A participant is 100 percent vested in these contributions after three years of vesting service with the Employer, or upon age 65 (normal retirement date as defined in the Plan), disability, death or plan termination.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 but cannot exceed the lesser of: 1) $50,000, reduced by the greatest outstanding loan balance of the past 12 months, or 2) greater of $10,000 or 50 percent of their vested account balance, or 3) 100 percent of their vested account balance. The loans are collateralized by the balance in the participant’s account and bear interest at rates equal to the prime rate published in the Wall Street Journal on the last business day of the month immediately preceding the month in which the loan is issued (6.75 percent and 7.50 percent as of December 31, 2025 and 2024, respectively). This is determined at the time of the loan. The rate will remain fixed over the term of the loan, usually 5‑15 years. Participant loans at December 31, 2025 had interest rates ranging from 3.25 percent to 8.50 percent maturing at various dates through 2040. Participant loans at December 31, 2024 had interest rates ranging from 3.25 percent to 8.50 percent maturing at various dates through 2039. Principal and interest are repaid ratably through payroll deductions. Only one outstanding loan is allowed per participant.

Forfeitures

Participants who terminate employment with the Employer forfeit the non-vested portion of the Employer’s non-elective and profit-sharing contributions to the participant’s account. Amounts forfeited are used to pay certain administrative expenses, for participant account adjustments and to reduce future employer contributions. For the year ended December 31, 2025, forfeitures of $436,929 were used to reduce plan expenses and forfeitures of $150,172 were used to reduce employer contributions.

Plan Termination

Although it has no intention to do so, the Employer may, at any time, by action of its board of directors, terminate the Plan or discontinue contributions. Upon termination or discontinuance of contributions, all Employer contribution amounts in participant accounts will become fully vested.

Plan Amendments and Other Plan Changes

Effective January 1, 2026, the Plan was amended to exclude Paid Family Leave by a third party payor from the definition of Eligible Earnings. Also effective January 1, 2026, the Plan was amended to require certain highly-paid participants to have made a deemed election to contribute all catch-up contributions as Roth contributions.

Effective April 1, 2025, the Plan was amended to accept non-Roth after-tax contributions that are not excluded from the Participant's income, made on behalf of Participants in accordance with certain provisions as stated in the amendment.  Also effective April 1, 2025, the Plan allows for In-Plan Roth Conversions.

Effective January 1, 2025, the Plan was amended to include a higher level of catch-up contributions for those participants aged 60-63.

On December 30, 2024, the Plan was amended to merge the Royal Holdings, Inc. Collective Bargaining Unit 401(k) Savings Plan and Trust effective December 31, 2024, as outlined above.

On April 30, 2024, the Plan was amended to merge the spun-off portion of the Beardow Adams, Inc. 401(k) Profit Sharing Plan (“Beardow Adams Plan”) as of May 1, 2024. The Plan Sponsor acquired Beardow Adams, Inc. as part of the acquisition of Beardow Adams Holding Ltd. on May 1, 2023.